Annual Fund Operating Expenses - Annuity - Vanguard Total International Stock Index Fund - Investor Shares	Feb. 25, 2021
Operating Expenses:
Management Fees	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%